Business Combination (Details) - Schedule of discounted cash flow method after considering a discount	Mar. 31, 2022 USD ($)
Schedule Of Discounted Cash Flow Method After Considering ADiscount Abstract
Net liabilities acquired	$ (11,544)
Goodwill	162,832
Non-controlling interests	(76,244)
Total	75,044
Purchase price – cash consideration	$ 75,044